UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.   20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06-30-2007

Check here if Amendment  [   ];   Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Petrus Securities L.P.
Address:  P. O. Box 269014

          Plano, TX    75026

13F File Number:  28-10140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Joy Leffingwell
Title:   CFO
Phone:   972/535-1945

Signature, Place and Date of Signing:

     Joy Leffingwell     Plano, TX    July 25, 2007


Report Type (check only one):

[ X ]      13F HOLDINGS REPORT.

[   ]      13F NOTICE.

[   ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form13F Information Table Entry Total:      34

Form13F Information Table Value Total:      $227,166 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTERNATIONAL GROUP   COM              026874107     8404   120000 SH       SOLE    NONE           120000        0        0
AUTOMATIC DATA PROCESSING      COM              053015103     7707   159000 SH       SOLE    NONE           159000        0        0
AUTOZONE                       COM              053332102    10451    76500 SH       SOLE    NONE            76500        0        0
BROADRIDGE FINANCIAL SOLUTIONS COM              11133T103      760    39750 SH       SOLE    NONE            39750        0        0
CABELA'S INCORPORATED - CLASS  A                126804301     7458   337000 SH       SOLE    NONE           337000        0        0
CBRL GROUP INC.                COM              12489V106     6419   151095 SH       SOLE    NONE           151095        0        0
CISCO SYSTEMS                  COM              17275R102     8466   304000 SH       SOLE    NONE           304000        0        0
COCA-COLA COMPANY              COM              191216100     5231   100000 SH       SOLE    NONE           100000        0        0
COMCAST CORP COMMON CLASS A ST A                20030N101     6327   225000 SH       SOLE    NONE           225000        0        0
COSTCO WHOLESALE CORP.         COM              22160K105     4682    80000 SH       SOLE    NONE            80000        0        0
DARDEN RESTAURANTS             COM              237194105     2639    60000 SH       SOLE    NONE            60000        0        0
DELL INC.                      COM              24702R101     8851   310000 SH       SOLE    NONE           310000        0        0
DSW INC - CLASS A              A                23334L102    14189   407500 SH       SOLE    NONE           407500        0        0
EBAY                           COM              278642103     5792   180000 SH       SOLE    NONE           180000        0        0
FARO TECHNOLOGIES INC          COM              311642102     9809   307891 SH       SOLE    NONE           307891        0        0
GANNETT COMPANY                COM              364730101     7144   130000 SH       SOLE    NONE           130000        0        0
HOME DEPOT                     COM              437076102    12690   322500 SH       SOLE    NONE           322500        0        0
INTUIT INC                     COM              461202103     6768   225000 SH       SOLE    NONE           225000        0        0
JOHNSON & JOHNSON              COM              478160104     5053    82000 SH       SOLE    NONE            82000        0        0
KRISPY KREME DOUGHNUTS         COM              501014104     3658   395000 SH       SOLE    NONE           395000        0        0
MAXIM INTEGRATED PRODUCTS      COM              57772K101     6682   200000 SH       SOLE    NONE           200000        0        0
MERCURY GENERAL                COM              589400100     6062   110000 SH       SOLE    NONE           110000        0        0
MICROSOFT                      COM              594918104     4049   137400 SH       SOLE    NONE           137400        0        0
MSC SOFTWARE                   COM              553531104     6458   477637 SH       SOLE    NONE           477637        0        0
PFIZER                         COM              717081103     1867    73000 SH       SOLE    NONE            73000        0        0
PROGRESSIVE CORP               COM              743315103     7885   329500 SH       SOLE    NONE           329500        0        0
SONIC CORP.                    COM              835451105     7645   345600 SH       SOLE    NONE           345600        0        0
STATE STREET CORP.             COM              857477103     6498    95000 SH       SOLE    NONE            95000        0        0
TIMBERLAND CO  CLASS A         A                887100105     5164   205000 SH       SOLE    NONE           205000        0        0
TJX COMPANIES                  COM              872540109    10340   376000 SH       SOLE    NONE           376000        0        0
WAL-MART STORES INC.           COM              931142103     7457   155000 SH       SOLE    NONE           155000        0        0
WELLS FARGO & CO.  COMMON STOC COM              949746101     7526   214000 SH       SOLE    NONE           214000        0        0
WESTERN UNION CO-W/I           COM              959802109     5382   258400 SH       SOLE    NONE           258400        0        0
ZALE                           COM              988858106     1653    69442 SH       SOLE    NONE            69442        0        0